INVESTMENT IN KIRKLAND LAKE DISCOVERIES CORP	12 Months Ended
Dec. 31, 2023
INVESTMENT IN KIRKLAND LAKE DISCOVERIES CORP
INVESTMENT IN KIRKLAND LAKE DISCOVERIES CORP
7.	INVESTMENT IN KIRKLAND LAKE DISCOVERIES CORP.

On May 25, 2023, the Company disposed of its Lucky Strike project to Kirkland Lake Discoveries Corp. (TSXV: KLDC) for total non-cash consideration comprised of 28,612,500 common shares of KLDC and a 1.0% net smelter return royalty on future production from the mineral claims. The investment represents 32.29% of the issued and outstanding common shares of Kirkland Lake Discoveries Corp. at the time of closing and as at December 31, 2023. The companies have a director and officer in common, being Denis Laviolette, Director and President, who was appointed to the board of KLDC at the time of closing. The Company also exercised its right to nominate two additional directors to the board of directors of Kirkland Lake Discoveries Corp.

Based on assessments of the relevant facts and circumstances, primarily, the Company's ownership interests, board representation and ability to influence operating, strategic and financing decisions, the Company concluded that it has significant influence over Kirkland Lake Discoveries Corp. for the period from May 25, 2023 to December 31, 2023 and has accounted for its investment in Kirkland Lake Discoveries Corp. as an investment in an associate.

The following table illustrates the summarised financial information of the Company’s investment in Kirkland Lake Discoveries Corp. as at December 31, 2023 on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences due to accounting policies:

December 31, 2023
$
Summarised Statement of Financial Position
Current assets	4,601,136
Non-current assets	4,583,769
Current liabilities	(322,453)
Non-current liabilities	—
Net Assets	8,862,452
The Company’s ownership interest	32.29%
Share of Kirkland Lake Discoveries Corp.’s net assets	2,861,250

Summarised Statement of Loss and Comprehensive Loss
Net loss and comprehensive loss for the period	(2,465,518)
Share of Kirkland Lake Discoveries Corp.’s loss for the period from May 25, 2023 to December 31, 2023	(795,995)

The Company performs an impairment indicator assessment on its investment in Kirkland Lake Discoveries Corp. at each period end. The assessment is based on the review of recent share price history, industry statistics and assessment of the current market conditions. As at December 31, 2023, management has determined that there are indicators of impairment of the Company’s investment in Kirkland Lake Discoveries Corp. and has recognized an impairment of its equity investment of $1,000,237 for the year ended December 31, 2023.

The following table illustrates the movement in investment in associate for the period from May 25, 2023 to December 31, 2023:

Net Carrying amount – May 25, 2023	$4,657,482
Share of loss from operations of associate during the period	(795,995)
Impairment of equity investment	(1,000,237)
Net Carrying amount – December 31, 2023	$2,861,250

The estimated fair value of the Company’s investment in Kirkland Lake Discoveries Corp.’s is $2,861,250 as at December 31, 2023 based on the quoted market price of its common shares on the TSX Venture exchange.